INCOME TAXES (Components of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred tax assets
Advertising expenditure deductible in future years	¥ 63,386	$ 9,219	¥ 61,191
Deferred revenue	306	45	307
Deferred government grants	2,417	352	2,417
Loss from equity method investment	203	30	203
Bad debt provision	5,097	741	5,097
Accrued rental expense	817	119	817
Impairment loss	1,250	182	1,250
Net operating losses ("NOLs")	109,850	15,977	34,700
Less: valuation allowance	(183,326)	(26,665)	(105,982)
Total deferred tax assets, net	0	0	0
Deferred tax liabilities
Apps and other licenses arisen from business combination	(7,744)	(1,126)	(6,754)
Total deferred tax liabilities	¥ (7,744)	$ (1,126)	¥ (6,754)